SCHEDULE OF REVENUE AND COST BY MAJOR REVENUE TYPE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost	$ 10,695,826	$ 8,965,091	$ 7,522,902
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	13,464,430	11,143,138
Cost	10,695,826	8,965,091
HONG KONG | Soil and Rock Transportation [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,436,223	9,858,453
Cost	6,888,147	7,794,151
HONG KONG | Diesel Oil Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		729,930
Cost		692,538
HONG KONG | Miscellaneous Construction Works [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	5,028,207	554,755
Cost	$ 3,807,679	$ 478,402